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February 23, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
    Merrill Lynch Prime Plan I-IV, Directed - Registration No. 33-43057 Merrill Lynch Prime Plan V - Registration No. 33-43058
    Merrill Lynch Prime Plan VI - Registration No. 33-43059
    Merrill Lynch Prime Plan 7 - Registration No. 33-43060
    Merrill Lynch Directed Life 2 - Registration No. 333-43055

Commissioners:

Merrill Lynch Life Insurance Company (the "Company"), on behalf of Registrant, has sent or will send to contract owners the annual reports for the period ended December 31, 2006, for the following underlying mutual funds ("Funds") in which Registrant invests:

ANNUAL REPORT FILINGS:

BLACKROCK SERIES FUND, INC.
BlackRock Balanced Capital Portfolio, SEC File No.: 811-03091 BlackRock Bond Portfolio, SEC File No.: 811-03091
BlackRock Fundamental Growth Portfolio, SEC File No.: 811-03091 BlackRock Global Allocation Portfolio, SEC File No.: 811-03091 BlackRock High Income Portfolio, SEC File No.: 811-03091 BlackRock Government Income Portfolio, SEC File No.: 811-05742 BlackRock Large Cap Core Portfolio, SEC File No.: 811-03091 BlackRock Money Market Portfolio, SEC File No.: 811-05742

BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Basic Value V.I. Fund, SEC File No.: 811-03290
BlackRock Global Allocation V.I. Fund, SEC File No.: 811-03290
BlackRock Global Growth V.I. Fund, SEC File No.: 811-03290
BlackRock S&P 500 Index V.I. Fund, SEC File No.: 811-03290
BlackRock International Value V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Growth V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Value V.I. Fund, SEC File No.: 811-03290
BlackRock Value Opportunities V.I. Fund, SEC File No.: 811-03290
BlackRock Utilities and Telecommunications V.I. Fund, SEC File No.: 811-03290

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AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund, SEC File No.: 811-07452
AIM V.I. Core Equity Fund, SEC File No.: 811-07452

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
Large Cap Growth Portfolio, SEC File No.: 811-05398

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth Series, SEC File No.: 811-08326

MLIG VARIABLE INSURANCE TRUST
Roszel/Delaware Trend Portfolio, SEC File No.: 811-21038
Roszel/CCM Capital Appreciation Portfolio, SEC File No.: 811-21038

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
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                      Merrill Lynch Life Insurance Company
                            1300 Merrill Lynch Drive
                              Pennington, NJ 08534